Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000205825
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	ESGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dana Epiphany Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.
Additional Information Phone Number	(855) 280-9648
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dana Epiphany Equity Fund - Institutional	21.27%	13.60%	11.11%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 76,373,687
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 342,745
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$76,373,687
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$342,745
Portfolio Turnover	40%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.1%
Materials	1.7%
Real Estate	2.1%
Utilities	2.4%
Energy	2.7%
Consumer Staples	4.6%
Industrials	5.6%
Health Care	8.7%
Communications	10.0%
Consumer Discretionary	11.4%
Financials	12.0%
Technology	37.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	8.2%
Apple, Inc.	6.7%
Microsoft Corp.	6.4%
Alphabet, Inc., Class A	4.2%
Amazon.com, Inc.	3.8%
Lam Research Corp.	3.2%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., Class A	2.3%
Bank of America Corp.	2.3%
Bank of New York Mellon Corp. (The)	2.2%

C000161987
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	DSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dana Epiphany Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.
Additional Information Phone Number	(855) 280-9648
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 3, 2015)
Dana Epiphany Small Cap Equity Fund - Institutional	9.41%	13.35%	7.26%
S&P 500® Index	21.45%	17.64%	14.48%
S&P SmallCap 600® Index	5.51%	12.17%	9.04%
Morningstar US Small Core Index	5.38%	12.85%	8.83%

The primary index was changed from S&P Small Cap 600 to S&P 500 Total Return because the latter is a broader-based market index. S&P Small Cap 600 is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 03, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 32,465,642
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 63,610
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,465,642
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$63,610
Portfolio Turnover	55%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Communications	1.3%
Consumer Staples	1.7%
Money Market Funds	2.8%
Utilities	3.3%
Materials	3.9%
Energy	4.7%
Real Estate	5.5%
Consumer Discretionary	9.4%
Industrials	14.1%
Health Care	16.4%
Financials	16.8%
Technology	21.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	2.8%
Lumentum Holdings, Inc.	2.4%
PDF Solutions, Inc.	2.3%
SPX Technologies, Inc.	2.2%
CSG Systems International, Inc.	2.2%
Agilysys, Inc.	2.2%
Powell Industries, Inc.	2.2%
MYR Group, Inc.	2.2%
Insmed, Inc.	2.0%
Enpro, Inc.	2.0%

C000131830
Shareholder Report [Line Items]
Fund Name	Dana Large Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	DLCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dana Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 280-9648
Additional Information Website	https://funddocs.filepoint.com/dana/
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 72,250,337
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 259,964
InvestmentCompanyPortfolioTurnover	33.00%
C000237915
Shareholder Report [Line Items]
Fund Name	Kovitz Core Equity ETF
Trading Symbol	EQTY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Kovitz Core Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kovitz.com/eqty. You can also request this information by contacting us at (877) 714-2327.
Additional Information Phone Number	(877) 714-2327
Additional Information Website	https://www.kovitz.com/eqty
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kovitz Core Equity ETF	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

MARKET AND PERFORMANCE SUMMARY

For the 12-month period ended October 31, 2025, the Fund achieved a total return of 12.19% while the benchmark S&P500® Index (“S&P 500”) gained 21.45%. At the six-month mark, the Fund’s performance was ahead of the S&P 500’s, but over the second six months of the period, the index enjoyed a total return that was 9.51% ahead of the Fund’s.

Performance variability to the S&P 500 is expected over shorter time periods given the Fund’s concentration. Bloomberg analytics software informs us that, relative to the S&P 500, the Fund was underweight stocks characterized at momentum stocks for each month in the second half of the performance period. Further, the Bloomberg Market Surveillance Factors to Watch shows that momentum stocks were the second-best performing factor driving U.S. stock market returns for the six month period to October 31, 2025. We believe the portfolio’s underweight to momentum stocks accounts for a large portion of the performance difference over the period. We recommend this factor construct as the best way to understand the performance difference between the Fund and its benchmark.

Our strategic intent remains that the Fund outperforms the S&P 500 over a full market cycle.

PORTFOLIO ACTIVITY

During the Fund’s fiscal year, we initiated new positions in Ashtead Group PLC ADR, Adobe, Alcon AG, Cooper Companies, Floor & Décor, Microsoft, Ryan Specialty, Thermo Fisher Scientific, and Waters. At the time of the purchases, we anticipated good returns in these stocks over the next several years.

We exited Diageo ADRs and Fiserv, Hasbro, JP Morgan, Motorola Solutions, Oracle, and PPG stocks. We sold and repurchased Analog Devices stock during the period.

We also added to and trimmed from existing positions to improve the expected return of the aggregate portfolio.

Thank you for your continued support and trust in our ability to manage your investment in the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Kovitz Core Equity ETF	S&P 500® Index
10/31/15	$10,000	$10,000
10/31/16	$10,365	$10,451
10/31/17	$13,166	$12,921
10/31/18	$13,364	$13,870
10/31/19	$14,746	$15,857
10/31/20	$14,780	$17,397
10/31/21	$22,401	$24,862
10/31/22	$17,918	$21,230
10/31/23	$19,615	$23,383
10/31/24	$26,221	$32,272
10/31/25	$29,357	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Kovitz Core Equity ETF - NAV	11.96%	14.71%	11.37%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,274,359,947
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 12,071,014
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,274,359,947
Number of Portfolio Holdings	37
Advisory Fee	$12,071,014
Portfolio Turnover	36%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.4%
Consumer Staples	5.6%
Consumer Discretionary	8.9%
Communications	11.7%
Industrials	12.1%
Health Care	15.1%
Financials	18.1%
Technology	23.1%

C000255350
Shareholder Report [Line Items]
Fund Name	Slow Capital Growth Fund
Trading Symbol	SLWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Slow Capital Growth Fund (the “Fund”) for the period of December 6, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://slowcapitalfunds.com/literature. You can also request this information by contacting us at 833-377-2715.
Additional Information Phone Number	833-377-2715
Additional Information Website	https://slowcapitalfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Slow Capital Growth Fund	$92Footnote Reference*	0.82%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

Expenses Paid, Amount	$ 92 [1]
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

From inception through October 31, 2025, the Fund (SLWGX) returned 11.20% compared to the Morningstar US Target Market Exposure Index return of 13.46%. The period belonged to AI infrastructure. Hyperscalers deployed hundreds of billions of dollars in building capacity, creating extraordinary demand for specialized semiconductors and cloud services. While momentum dominated headlines, we focused on companies we believed had durable competitive advantages in this transforming landscape; Companies that are not just riding the wave, but also building the infrastructure beneath it.

Top Contributors: Broadcom 500 bps: Custom AI chips and VMware integration drove 20% revenue growth as hyperscalers accelerated buildouts. Alphabet 240 bps: First $100 billion quarterly revenue. Cloud grew by 34%, with the backlog reaching $155 billion, as AI integration expanded enterprise adoption. Nvidia 210 bps: Data center revenue surged 56% on Blackwell GPU demand, maintaining dominant 90%+ market share in AI accelerators. Top Detractors: HubSpot -129 bps: Growth decelerated to mid-teens as OpenAI's competing tools highlighted AI disruption risks for traditional SaaS business models. Regeneron -90 bps: Late-stage itepekimab COPD trial failure and continued Eylea biosimilar erosion. ON Semiconductor -83 bps: Automotive chip weakness, particularly in China, with management guiding 25% sequential revenue decline as EV adoption slowed.  Technology 597 bps and Communications 528 bps sectors led, reflecting concentrated AI exposure. Consumer Discretionary 248 bps and Industrials 93 bps sectors contributed positively. Health Care -155 bps and Consumer Staples -83 bps sectors detracted. We seek companies the Adviser believes have the potential for above-average growth of capital and sustained high rates of return. This period's performance reflects patient, bottom-up selection rather than thematic momentum chasing.

Line Graph [Table Text Block]
	Slow Capital Growth Fund	Morningstar US Target Market Exposure
Dec-2024	$10,000	$10,000
Oct-2025	$11,120	$11,346

Average Annual Return [Table Text Block]
Since Inception (December 6, 2024)
Slow Capital Growth Fund	11.20%
Morningstar US Target Market Exposure	13.46%

Performance Inception Date	Dec. 06, 2024
AssetsNet	$ 87,132,884
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 276,863
InvestmentCompanyPortfolioTurnover	2.00%
C000123870
Shareholder Report [Line Items]
Fund Name	SMI Dynamic Allocation Fund
Trading Symbol	SMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMI Dynamic Allocation Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 764-3863
Additional Information Website	https://funddocs.filepoint.com/smi/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Dynamic Allocation Fund	$144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
SMI Dynamic Allocation Fund	21.46%	7.31%	5.43%
S&P 500 Index TR	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Weighted Index*	15.29%	10.37%	9.63%

* The Weighted Index for the SMI Dynamic Allocation Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 77,795,141
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 723,152
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$77,795,141
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$723,152
Portfolio Turnover	200%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.22
Short Term Treasury ETFs	0.35
Real Estate Funds & ETF's	0.74
Alternative Funds & ETF's	4.80
Fixed Income Funds & ETF's	10.70
Dynamic Asset Allocation ETF's	12.89
International Funds & ETF's	18.20
Gold Funds	21.34
Domestic Equity Funds & ETF's	30.76

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sprott Physical Gold Trust	21.3%
BNY Mellon US Large Cap Core Equity ETF	20.0%
SMI 3Fourteen Real Asset Allocation ETF	12.9%
iShares MSCI Emerging Markets ex China ETF	8.9%
Invesco QQQ Trust, Series 1	8.2%
iShares MSCI EAFE ETF	7.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.9%
Schwab Long-Term U.S. Treasury ETF	2.6%
Schwab High Yield Bond ETF	2.2%
AQR Diversifying Strategies Fund, Class I	1.9%

C000123869
Shareholder Report [Line Items]
Fund Name	SMI Multi-Strategy Fund
Trading Symbol	SMILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMI Multi-Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 764-3863
Additional Information Website	https://funddocs.filepoint.com/smi/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Multi-Strategy Fund	$136	1.27%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.27%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
SMI Multi-Strategy Fund	14.18%	8.60%	7.02%
S&P 500 Index TR	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Weighted Index*	15.29%	10.37%	9.63%

* The Weighted Index for the SMI Multi-Strategy Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 54,116,148
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 436,341
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,116,148
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$436,341
Portfolio Turnover	187%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sprott Physical Gold Trust	10.7%
SMI 3Fourteen Full-Cycle Trend ETF	10.6%
BNY Mellon US Large Cap Core Equity ETF	10.0%
iShares Russell 1000 Growth ETF	7.0%
SMI 3Fourteen Real Asset Allocation ETF	6.8%
Aegis Value Fund, Inc., Institutional Class	4.7%
iShares MSCI Emerging Markets ex China ETF	4.5%
Morgan Stanley Growth Portfolio, Institutional Class	4.4%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	4.1%
Invesco QQQ Trust, Series 1	4.1%

Sector Weighting (% of net assets)

Value	Value
DAA Money Market, Short Term Treasury ETF's	0.19
DAA Real Estate Funds & ETF's	0.37
Money Market, Short Term Treasury ETF's	0.38
International Funds & ETF's	3.89
DAA Fixed Income Funds & ETF's	5.37
DAA Alternative Funds & ETF's	5.64
DAA Dynamic Allocation ETF's	6.88
Small Cap Funds	8.10
DAA International Funds & ETF's	9.17
DAA Gold Funds	10.71
Sector Funds & ETF's	11.69
DAA Domestic Funds & ETF's	15.43
Large Cap Funds & ETF's	22.18

C000123868
Shareholder Report [Line Items]
Fund Name	Sound Mind Investing Fund
Trading Symbol	SMIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sound Mind Investing Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 764-3863
Additional Information Website	https://funddocs.filepoint.com/smi/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Mind Investing Fund	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Sound Mind Investing Fund	4.72%	9.30%	7.78%
S&P 500 Index TR	21.45%	17.64%	14.64%
SMI Custom Index*	18.95%	14.08%	11.06%

* The SMI Custom Index for the Sound Mind Investing Fund is comprised of 20 Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index and 20% MSCI EAFE Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 96,291,537
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 864,284
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$96,291,537
Number of Portfolio Holdings	39
Advisory Fee (net of waivers)	$864,284
Portfolio Turnover	118%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Sector Funds	0.00
Large Value Funds	0.00
Money Market Funds	0.32
Commodity Funds & ETF's	10.49
International Funds & ETF's	10.76
Small Cap Funds	19.68
Large Cap Funds & ETF's	26.47
Large Growth Funds & ETF's	32.28

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SMI 3Fourteen Full-Cycle Trend ETF	26.5%
iShares Russell 1000 Growth ETF	19.9%
Morgan Stanley Institutional Fund, Inc., Institutional Class	12.5%
Aegis Value Fund, Inc., Institutional Class	11.7%
Cambria Global Value ETF	10.7%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	10.5%
Morgan Stanley Institutional Fund, Inc., Inception Portolio, Class I	8.0%
Fidelity Investments Money Market Government Portfolio, Institutional Class	0.3%
Delaware Ivy Large Cap Growth Fund, Class I	0.0%
Lord Abbett Developing Growth Fund, Inc., Institutional Class	0.0%

[1]	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.